Relevant Events	12 Months Ended
Dec. 31, 2022
Relevant Events Disclosure [Abstract]
Relevant Events
5.	Relevant Events:

(a)	On January 27, 2022, the Board of Directors of Banco de Chile agreed to convene an Ordinary Shareholders Meeting on March 17, 2022 in order to propose, among other matters, the following:

1.	The following distribution of profits for the year ended on December 31, 2021:

i.	Deduct and withhold from the net income of the year, an amount equivalent to the effect of inflation of the paid capital and reserves according to the variation of the Consumer Price Index that occurred between November 2020 and November 2021, amounting to Ch$253,093,655,744 which will be added to retained earnings from previous periods.

ii.	Distribute in the form of a dividend the remaining liquid profit, corresponding to a dividend of Ch$5.34393608948 to each of the 101,017,081,114 shares of the Bank.

Consequently, the distribution as dividend of 68.1% of the profits for the year ending December 31, 2021, was proposed.

2.	The shareholders who choose to, may at their option apply all or part of their dividend to the optional and transitory taxation regime that contemplates a substitute tax payment for the final taxes, called ISFUT (for its Spanish initials), in accordance with the transitory article 25 of Law No. 21,210.

3.	The dividend, if approved by the Meeting, would be paid on March 31, 2022.

(b)	On July 19, 2022, the Liquidation Commission of the subsidiary Banchile Securitizadora S.A. en Liquidación agreed to approve in all its parts the end of the liquidation process, the final account and the distribution of capital to its shareholders, according to its balance sheet as of June 30, 2022. This return of capital to each of the shareholders was materialized on July 29, 2022.

(c)	On September 30, 2022, as reported by an essential event dated November 30, 2021, Banco de Chile, together with the rest of the shareholder banks of the banking support company “Operadora de Tarjeta de Crédito Nexus S.A.” (hereinafter, “Nexus”) reached an agreement with Minsait Payments Systems Chile S.A. (a subsidiary of the Spanish company Indra Sistemas S.A.) for the sale of 100% of the shares they own in Nexus, subject to the fulfillment or waiver of various conditions precedent, among which was the authorization of the CMF for the sale of 100% of the shares of Nexus and that the transaction was approved by the National Economic Prosecutor (hereinafter, the “Transaction”).

Having fulfilled the conditions for the closing of the Transaction, on September 30, 2022, the closing of the same has been carried out and, consequently, Minsait Payments Systems Chile S.A. has acquired 100% of Nexus shares. As of that date, the price of the Transaction amounts to Ch$8,900,682,219, notwithstanding the price adjustments and additional payments provided for in the Nexus share purchase agreement, if the milestones and conditions established therein are met.

As a result of the foregoing, Minsait, Payments Systems Chile S.A. has taken control of Nexus and Banco de Chile together with the rest of the shareholder banks have ceased to be shareholders of Nexus.

(d)	During the year 2022 Banco de Chile reported as essential fact the following placements in the local market of senior, dematerialized and bearer bonds issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission:

Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate
November 2, 2022	11/2015	CN	2,000,000	UF	02/01/2034	3.20%
November 2, 2022	11/2015	CO	2,000,000	UF	06/01/2034	3.20%
November 2, 2022	11/2015	CQ	2,000,000	UF	10/01/2034	3.20%
November 14, 2022	11/2015	CK	2,000,000	UF	08/01/2033	2.65%
November 18, 2022	11/2015	CM	500,000	UF	12/01/2033	2.60%
November 21, 2022	15/2016	DV	10,000,000,000	CLP	05/01/2027	6.33%
November 22, 2022	15/2016	DV	40,000,000,000	CLP	05/01/2027	6.30%
December 2, 2022	15/2016	DU	38,500,000,000	CLP	01/01/2027	6.41%
December 2, 2022	11/2015	BU	550,000	UF	08/01/2029	2.44%
December 5, 2022	11/2015	CM	250,000	UF	12/01/2033	2.31%
December 7, 2022	11/2015	CL	2,000,000	UF	10/01/2033	2.55%
December 7, 2022	11/2015	CM	1,250,000	UF	12/01/2033	2.55%
December 7, 2022	11/2022	GJ	4,000,000	UF	11/01/2035	2.60%
December 12, 2022	11/2015	CJ	700,000	UF	06/01/2033	2.54%
December 13, 2022	11/2015	CJ	1,300,000	UF	06/01/2033	2.55%
December 22, 2022	11/2022	GK	4,000,000	UF	12/01/2035	2.52%

(e)	On November 7, 2022, the subsidiary Banchile Administradora General de Fondos S.A. (“Banchile AGF”) informed by essential fact the following:

In Extraordinary Board Meeting No. 9, the Board of Directors of the company adopted the following resolutions that will become effective as of the same date:

i)	Accept the resignation from the position of Director presented by Mr. Julio Guzmán Herrera, who will assume as Advisor to the Board of Directors;

ii)	Accept the resignation presented by the General Manager of Banchile AGF, Mr. Andrés Lagos Vicuña;

iii)	Appoint Mr. Andrés Lagos Vicuña as Director of the company; and,

iv)	Finally, to appoint Mrs. Gabriela Gurovich Camhi as General Manager of Banchile AGF.

(f)	On December 16, 2022, Banco de Chile reported through an essential fact that on December 15, 2022, the Internal Revenue Service issued the certificate of termination of business of the subsidiary of Banco de Chile, Banchile Securitizadora S.A., Rut 96,932,010-K, dissolved entity.